Trade and Other payables and Other Current Liabilities	6 Months Ended
Jun. 30, 2023
Trade and Other payables and Other Current Liabilities [Abstract]
TRADE AND OTHER PAYABLES AND OTHER CURRENT LIABILITIES
13.	TRADE AND OTHER PAYABLES AND OTHER CURRENT LIABILITIES

	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Trade payables – third parties	$2,596,576	$2,060,856
Accrued salaries and bonus	454,218	515,758
Accrued customer claims, cash loss and shortage **	15,044	57,381
Trade and other payables	$3,065,838	$2,633,995

Output VAT	$74,171	$118,125
Accrued expenses	389,318	522,059
Payroll payable	1,776,907	979,027
Other payables	168,052	289,494
Deferred revenue	428,839	568,664
Other current liabilities	$2,837,287	$2,477,369

**	Includes a provision for penalty for failure to meet performance indicators as stipulated in certain customer contracts for approximately $7,108 and $11,800 as of June 30, 2023 and 2022, respectively.